INCOME TAXES	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－15 INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Income tax payable	33,986	-	-

Income tax expense	-	1,813	-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. Our Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Our Company is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Starry Grade is considered to be an exempted BVI Company and are presently not subject to income taxes or income tax filing requirements in the BVI or the United States.

Singapore

Premium Catering is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended June 30, 2024 and 2025 are as follows:

	Years ended June 30
	2023	2024	2025
	S$	S$	S$
Loss before income taxes	(441,746	(1,464,877)	(5,432,893)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(75,097	(249,029)	(923,592)
Tax effect of non-taxable income	(3,786)	(11,345)	(4,253)
Non-deductible expense	78,883	260,374	854,501
Deferred tax asset not recognized	-	-	73,344
Others	-	1,813	-
Income tax expense	-	1,813	-

	Years ended June 30,
	2024	2025
	S$	S$
Tax loss carry forwards	1,558,790	2,250,648
Deferred tax assets	264,994	380,907
Valuation allowance	(264,994)	(380,907)
Total deferred tax assets, net	-	-

Our Company did not have any significant unrecognized uncertain tax positions. Our Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended June 30, 2024 and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.